COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	Jun. 30, 2026 USD ($)
Commitments and Contingencies Disclosure [Abstract]
The remainder of 2026	$ 36,655
2027	28,235
2028	3,966
2029	0
Total contractual obligations	$ 68,856